Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Residential Mortgages (Detail) - Retail [member] - Residential mortgages [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 481	$ 432
Provision for credit losses
Originations	19	30
Maturities	(8)	(6)
Changes in risk, parameters and exposures	63	27
Write-offs	(4)	(8)
Recoveries	3	3
Exchange rate and other	(12)	(9)
Balance at end of period	542	469
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	223	235
Provision for credit losses
Transfers to Stage 1	17	13
Transfers to Stage 2	(6)	(6)
Transfers to Stage 3	(1)
Originations	19	30
Maturities	(4)	(4)
Changes in risk, parameters and exposures	(1)	(13)
Exchange rate and other	(2)	(1)
Balance at end of period	245	254
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	90	65
Provision for credit losses
Transfers to Stage 1	(17)	(13)
Transfers to Stage 2	10	10
Transfers to Stage 3	(8)	(3)
Maturities	(4)	(2)
Changes in risk, parameters and exposures	40	25
Exchange rate and other	(1)
Balance at end of period	110	82
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	168	132
Provision for credit losses
Transfers to Stage 1		0
Transfers to Stage 2	(4)	(4)
Transfers to Stage 3	9	3
Changes in risk, parameters and exposures	24	15
Write-offs	(4)	(8)
Recoveries	3	3
Exchange rate and other	(9)	(8)
Balance at end of period	$ 187	$ 133